INVESTMENT IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments
Summary of Investment in Equity Investees

	At December 31, 2010			Increased (decreased) during the year ended December 31, 2011		At December 31, 2011
	Cost of Investments (RMB)	Share of equity income (RMB)	Investment in equity investees (RMB)	Cost of investments (RMB)	Share of equity income (RMB)	Cost of investments (RMB)	Share of equity income (RMB)	Investment in equity investees (RMB)	Investment in equity investees (US$)

Tonghua	3,000,000	(648,106)	2,351,894	—	(1,083,151)	3,000,000	(1,731,257)	1,268,743	201,583
Huayi Giant Information	32,774,051	—	32,774,051	(4,782)	538,265	32,769,269	538,265	33,307,534	5,292,034
Juxi Network (Note 4)	—	—	—	6,128,039	(163,888)	6,128,039	(163,888)	5,964,151	947,608
Juxian Network (Note 4)	—	—	—	1,319,023	(1,191,127)	1,319,023	(1,191,127)	127,896	20,321
Yunfeng Fund (1)	—	—	—	317,050,000	(6,318,100)	317,050,000	(6,318,100)	310,731,900	49,370,326

Total	35,774,051	(648,106)	35,125,945	324,492,280	(8,218,001)	360,266,331	(8,866,107)	351,400,224	55,831,872

(1)	In September 2011, the Company invested an aggregate amount of RMB317,050,000 (US$50,374,172) in Yunfeng Fund as a Limited Partner, where it has a term of 10 years, with an option to extend for another two years. Given the Company holds more than three percent interest in Yunfeng Fund and the significance of this investment, the investment is accounted for under the equity method as prescribed in ASC323-10. As of and for the year ended December 31, 2011, the total assets, liabilities and operating loss of Yunfeng fund are RMB3,051,110,433 (US$484,772,626), RMB89,687,234 (US$14,249,866) and RMB63,008,814 (US$10,011,092), respectively.

Equity Method Investee
Summary of Investment in Equity Investees

Name of the Equity Investees	Equity Interest Owned by the Company
	At December 31, 2010	At December 31, 2011

Shanghai Tonghua Network Technology Co., Ltd. (“ Tonghua”)	30.00%	30.00%
Beijing Huayi Giant Information Technology Co., Ltd. (“Huayi Giant Information”)	34.00%	34.00%
Juxi Network		41.98%
Juxian Network		40.80%
Yunfeng E-commerce A Fund, L.P. and Yunfeng E -Commerce B Fund, L.P. (Collectively known as the “Yunfeng Fund”)		10.42%